Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 273	$ 295
Other intangible assets, accumulated amortization	164	151
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	807,573,277	804,894,313
Common stock, shares outstanding	765,186,316	787,607,240
Treasury stock, shares	42,386,961	17,287,073
Variable Interest Entity [Line Items]
Non-recourse debt - current	2,123	2,503
Non-recourse debt - noncurrent	13,412	11,084
Consolidated Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Non-recourse debt - current	259	1,101
Non-recourse debt - noncurrent	1,156	1,152
Parent Company
Deferred financing costs, accumulated amortization	$ 74	$ 39